Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
Profit/(loss) from continuing operations	$ 3,074	$ (3,744)
Depreciation, amortization and impairment	2,367	2,402
Impairment losses on goodwill		2,500
Impairment losses on receivables, inventories and other assets	61	237
Additions/(reversals) in provisions and employee benefits	114	186
Net finance cost/(income)	2,346	5,592
Loss/(gain) on sale of property, plant and equipment and intangible assets	(49)	(4)
Loss/(gain) on sale of subsidiaries, associates and assets held for sale	(3)	4
Equity-settled share-based payment expense	345	(18)
Income tax expense	1,231	492
Other non-cash items included in profit	(250)	(194)
Share of result of associates and joint ventures	(100)	(33)
Cash flow from operating activities before changes in working capital and use of provisions	9,134	7,420
Decrease/(increase) in trade and other receivables	(755)	15
Decrease/(increase) in inventories	(894)	(487)
Increase/(decrease) in trade and other payables	322	(2,228)
Pension contributions and use of provisions	(258)	(327)
Cash generated from operations	7,549	4,393
Interest paid	(2,238)	(2,203)
Interest received	72	172
Dividends received	86	30
Income tax paid	(1,530)	(1,357)
Cash flow from operating activities on Australia discontinued operations		84
Cash flow from operating activities	3,939	1,119
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(2,174)	(1,580)
Proceeds from sale of property, plant and equipment and of intangible assets	70	56
Acquisition of subsidiaries, net of cash acquired	(210)	(204)
Sale of other subsidiaries, net of cash disposed of	7
Net proceeds from sale/(acquisition) of other assets	98	(30)
Proceeds from Australia divestiture		10,838
Cash flow from investing activities on Australia discontinued operations		(13)
Cash flow from investing activities	(2,209)	9,067
FINANCING ACTIVITIES
Sale/(purchase) of non-controlling interests	(8)
Proceeds from borrowings	370	14,522
Payments on borrowings	(8,369)	(4,328)
Cash net finance (cost)/income other than interests	(462)	(457)
Payment of lease liabilities	(256)	(280)
Dividends paid	(1,382)	(1,219)
Cash flow from financing activities on Australia discontinued operations		(6)
Cash flow from financing activities	(10,107)	8,231
Net increase/(decrease) in cash and cash equivalents	(8,377)	18,416
Cash and cash equivalents less bank overdrafts at beginning of year	15,247	7,169
Effect of exchange rate fluctuations	(126)	(720)
Cash and cash equivalents less bank overdrafts at end of period	$ 6,744	$ 24,865